Loans receivable net of credit impairment losses	12 Months Ended
Dec. 31, 2022
Loans Receivable, Net Of Credit Impairment Losses

14. Loans receivable, net of credit impairment losses

The total loans receivable are comprised of the following:

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Loans receivable at amortized cost	754,393	753,043
Accrued interest	398,610	443,359
Gross loans receivable	1,153,003	1,196,402
Less: Credit impairment losses	(597,870)	(640,290)
Loans receivable, net of credit impairment losses	555,133	556,112

The following table provides the changes in credit impairment losses between the beginning and the end of the annual period:

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Credit impairment losses as at January 1	478,792	597,870
Charge to statement of profit and other comprehensive income	119,078	42,420
Credit impairment losses as of December 31	597,870	640,290

The Company originates loans to customers located primarily in Wuhan City, Hubei Province. The Company’s headquarters, borrowers and operations are located in Wuhan, People’s Republic of China, the epicenter for the COVID-19 pandemic. As a result of the COVID-19 outbreak which was first reported on December 31, 2019 in Wuhan, People’s Republic of China, the Chinese government imposed a lockdown on the entire Hubei Province, travel restrictions and quarantine, the Company’s borrowers and operations have been significantly disrupted. Further, all of our customers are located in Wuhan, People’s Republic of China, as a result of the COVID-19 pandemic, government lockdown, travel restrictions, reduced economic activity and quarantines imposed by the Chinese government, together with the overall domestic economy downturn, our customers’ business operations, financial conditions and cash flows were materially adversely affected, which, in turn, materially adversely affected our collection of interest and principal on our loans to customers.

This geographic concentration of credit exposes the Company to a higher degree of risk associated with this economic region.

The loans receivable were secured, interest at range from 1.25% to 3.30% (2021: 1.25% to 3.30%) and repayable on demand.